Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Text block1 [abstract]
Details of Provisions

Details of provisions

	As of January 1, 2023	Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2023
	$ in thousands
Retirement indemnities	2,390	327	-	-	(517)	2,200
Employee litigation and severance	234	-	-	-	8	242
Commercial litigation	72	503	-	-	13	588
Provision for tax litigation	-	615	-	-	13	628
Other provision for charges	171	102	-	-	8	281
Total	2,867	1,547	-	-	(473)	3,940
Non-current provisions	2,390	327	-	-	(517)	2,200
Current provisions	477	1,219	-	-	44	1,740

	As of January 1, 2024	Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2024
	$ in thousands
Retirement indemnities	2,200	243	-	(1,200)	(129)	1,115
Employee litigation and severance	242	-	(11)	(39)	(12)	180
Commercial litigation	588	-	-	-	(35)	553
Provision for tax litigation	628	-	(615)	-	(13)	-
Other provision for charges	281	26	(184)	(18)	(10)	95
Total	3,940	269	(810)	(1,258)	(199)	1,942
Non-current provisions	2,200	243	-	(1,200)	(129)	1,115
Current provisions	1,740	26	(810)	(57)	(70)	828

Schedule of Estimation of Retirement Indemnity to Employee

As part of the estimation of our obligations, the following assumptions were used for all categories of employees:

	2022	2023	2024
% social security contributions	45.00%	47.13%	47.13%
Salary increases	2.50%	2.50%	2.50%
Discount rate	3.72%	3.53%	3.44%
Retirement age	65 years old	66 years old	66 years old

Summary of Net Defined Benefit Liability and Components

The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2022	(4,073)
Current service cost	(512)
Interest cost	(43)
Benefit paid	-
Actuarial gains and losses	2,227
Reclassification/CTA	11
As of December 31, 2022	(2,390)
Current service cost	(237)
Interest cost	(90)
Benefit paid	-
Actuarial gains and losses	597
Reclassification/CTA	(80)
As of December 31, 2023	(2,200)
Current service cost	(167)
Past service cost	1,200
Interest cost	(76)
Benefit paid	-
Actuarial gains and losses	129
As of December 31, 2024	(1,115)